Cover	Nov. 03, 2026
Cover [Abstract]
Entity Central Index Key	0001616000
Amendment Flag	false
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	Xenia Hotels & Resorts, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36594
Entity Tax Identification Number	20-0141677
Entity Address, Address Line One	200 S. Orange Avenue
Entity Address, Address Line Two	Suite 2700
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32801
City Area Code	407
Local Phone Number	246-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	XHR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false